OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure of offsetting of financial assets and financial liabilities [text block] [Abstract]
Disclosure of offsetting of financial assets and financial liabilities [text block]

46    Offsetting of financial assets and liabilities

The following information relates to financial assets and liabilities which have been offset in the balance sheet and those which have not been offset but for which the Group has enforceable master netting agreements or collateral arrangements in place with counterparties.

				Related amounts where set off in the balance sheet not permitted[3]		Potential net
						amounts
At 31 December 2018	Gross amounts of assets and liabilities[1] £m	Amounts offset in the balance sheet[2] £m	Net amounts presented in the balance sheet £m	Cash collateral received/ pledged £m	Non-cash collateral received/ pledged £m	if offset of related amounts permitted £m
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repos	6,129	–	6,129	–	(274)	5,855
Reverse repos	17,890	(763)	17,127	–	(17,127)	–
	24,019	(763)	23,256	–	(17,401)	5,855
Derivative financial instruments	52,981	(41,688)	11,293	(1,693)	(4,837)	4,763
Loans and advances to banks:
Excluding reverse repos	3,231	–	3,231	(1,496)	–	1,735
Reverse repos	461	–	461	–	(461)	–
	3,692	–	3,692	(1,496)	(461)	1,735
Loans and advances to customers:
Excluding reverse repos	428,165	–	428,165	(863)	(3,241)	424,061
Reverse repos	37,890	(2,011)	35,879	–	(35,879)	–
	466,055	(2,011)	464,044	(863)	(39,120)	424,061
Debt securities	5,095	–	5,095	–	–	5,095
Financial assets at fair value through other comprehensive income	24,368	–	24,368	–	(4,666)	19,702
Financial liabilities
Deposits from banks:
Excluding repos	5,093	–	5,093	(1,400)	–	3,693
Repos	21,170	–	21,170	–	(21,170)	–
	26,263	–	26,263	(1,400)	(21,170)	3,693
Customer deposits:
Excluding repos	390,724	(1,291)	389,433	(293)	(3,241)	385,899
Repos	1,818	–	1,818	–	(1,818)	–
	392,542	(1,291)	391,251	(293)	(5,059)	385,899
Financial liabilities at fair value through profit or loss:
Excluding repos	7,473	–	7,473	–	–	7,473
Repos	13,030	(2,773)	10,257	–	(10,257)	–
	20,503	(2,773)	17,730	–	(10,257)	7,473
Derivative financial instruments	51,309	(40,398)	10,911	(2,359)	(5,770)	2,782

				Related amounts where set off in the balance sheet not permitted[3]		Potential net
						amounts if
At 31 December 2017	Gross amounts of assets and liabilities[1] £m	Amounts offset in the balance sheet[2] £m	Net amounts presented in the balance sheet £m	Cash collateral received/ pledged £m	Non-cash collateral received/ pledged £m	offset of related amounts permitted £m
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repos	14,018	–	14,018	–	(3,322)	10,696
Reverse repos	38,882	(7,292)	31,590	–	(31,590)	–
	52,900	(7,292)	45,608	–	(34,912)	10,696
Derivative financial instruments	71,187	(47,035)	24,152	(5,148)	(11,942)	7,062
Loans and advances to banks:
Excluding reverse repos	4,180	–	4,180	(2,293)	–	1,887
Reverse repos	94	–	94	–	(94)	–
	4,274	–	4,274	(2,293)	(94)	1,887
Loans and advances to customers:
Excluding reverse repos	450,439	(1,716)	448,723	(1,656)	(7,012)	440,055
Reverse repos	16,832	–	16,832	–	(16,832)	–
	467,271	(1,716)	465,555	(1,656)	(23,844)	440,055
Debt securities	3,637	–	3,637	–	–	3,637
Available-for-sale financial assets	41,717	–	41,717	–	(16,751)	24,966
Financial liabilities
Deposits from banks:
Excluding repos	5,713	–	5,713	(3,943)	–	1,770
Repos	23,175	–	23,175	–	(23,175)	–
	28,888	–	28,888	(3,943)	(23,175)	1,770
Customer deposits:
Excluding repos	417,009	(1,523)	415,486	(1,205)	(7,012)	407,269
Repos	2,638	–	2,638	–	(2,638)	–
	419,647	(1,523)	418,124	(1,205)	(9,650)	407,269
Financial liabilities at fair value through profit or loss:
Excluding repos	9,496	–	9,496	–	–	9,496
Repos	48,670	(7,292)	41,378	–	(41,378)	–
	58,166	(7,292)	50,874	–	(41,378)	9,496
Derivative financial instruments	71,927	(47,228)	24,699	(3,949)	(15,594)	5,156

1	After impairment allowance.

2	The amounts set off in the balance sheet as shown above represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.

3	The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respective of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.

The effects of over-collateralisation have not been taken into account in the above table.